Share-Based Payments - Summary of Weighted Average Exercise Price of Options (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AB inBev [member]
Disclosure of options weighted average exercise price [Line Items]
Options outstanding at 1 January	$ 76.25	$ 64.50	$ 51.35
Granted during the year	117.24	104.71	126.67
Exercised during the year	38.94	32.45	32.47
Forfeited during the year	108.26	88.68	54.88
Outstanding at the end of December	98.32	76.25	64.50
Exercisable at the end of December	59.66	40.62	37.15
Brazil [Member] | Ambev [Member]
Disclosure of options weighted average exercise price [Line Items]
Options outstanding at 1 January	4.26	3.17	3.79
Granted during the year	5.99	5.27	4.72
Exercised during the year	1.76	0.77	1.29
Forfeited during the year	5.41	3.94	5.21
Outstanding at the end of December	4.92	4.26	3.17
Exercisable at the end of December	$ 1.14	$ 1.12	$ 0.84